CLARKSTON PARTNERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (94.11%)
Consumer Discretionary (6.28%)
John Wiley & Sons, Inc., Class A	700,000	$31,241,000
Leslie's, Inc.(a)	5,068,018	2,128,061
LKQ Corp.	716,527	26,518,664
Total Consumer Discretionary		59,887,725

Consumer Staples (29.87%)(b)
Energizer Holdings, Inc.	1,740,000	35,078,400
Lamb Weston Holdings, Inc.	750,000	38,887,500
Molson Coors Beverage Co., Class B	915,000	44,002,350
Post Holdings, Inc.(a)	780,000	85,043,400
Sysco Corp.	420,000	31,810,800
US Foods Holding Corp.(a)	650,000	50,056,500
Total Consumer Staples		284,878,950

Financials (19.29%)
Affiliated Managers Group, Inc.	360,000	70,837,200
Brown & Brown, Inc.	220,000	24,391,400
LPL Financial Holdings Inc.	167,000	62,619,990
Willis Towers Watson PLC	85,000	26,052,500
Total Financials		183,901,090

Health Care (15.19%)
Avantor, Inc.(a)	3,405,000	45,831,300
Envista Holdings Corp.(a)	1,700,000	33,218,000
Henry Schein, Inc.(a)	415,000	30,315,750
Medpace Holdings, Inc.(a)	35,000	10,985,100
Neogen Corp.(a)	5,125,000	24,497,500
Total Health Care		144,847,650

Industrials (9.62%)
CH Robinson Worldwide, Inc.	310,000	29,744,500
Hillenbrand, Inc.	1,265,000	25,388,550
Landstar System, Inc.	70,000	9,731,400
Middleby Corp.(a)	187,489	26,998,416
Total Industrials		91,862,866

Technology (9.66%)
CCC Intelligent Solutions Holdings, Inc.(a)	2,160,000	20,325,600
Clarivate PLC(a)	16,700,000	71,810,000
Total Technology		92,135,600

Utilities (4.20%)
GFL Environmental Inc.	795,000	40,115,700

TOTAL COMMON STOCK
(Cost $764,286,798)		897,629,581

TOTAL INVESTMENTS (94.11%)
(Cost $764,286,798)		$897,629,581

OTHER ASSETS IN EXCESS OF LIABILITIES (5.89%)		56,158,256

NET ASSETS (100.00%)		$953,787,837

(a)	Non-income producing security.
(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FUND
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (90.19%)
Basic Materials (0.95%)
International Flavors & Fragrances, Inc.	24,000	$1,765,200

Consumer Discretionary (7.77%)
Airbnb, Inc., Class A(a)	35,500	4,698,070
The Walt Disney Co.	19,500	2,418,195
Warner Bros. Discovery, Inc.(a)	635,000	7,277,100
Total Consumer Discretionary		14,393,365

Consumer Staples (24.77%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	137,000	9,414,640
Lamb Weston Holdings, Inc.	120,000	6,222,000
Molson Coors Beverage Co., Class B	115,000	5,530,350
Post Holdings, Inc.(a)	102,000	11,121,060
Sysco Corp.	47,000	3,559,780
US Foods Holding Corp.(a)	130,000	10,011,300
Total Consumer Staples		45,859,130

Financials (15.30%)
Affiliated Managers Group, Inc.	47,000	9,248,190
Brown & Brown, Inc.	22,000	2,439,140
LPL Financial Holdings Inc.	15,000	5,624,550
The Charles Schwab Corp.	67,000	6,113,080
Willis Towers Watson PLC	16,000	4,904,000
Total Financials		28,328,960

Health Care (13.94%)
Align Technology, Inc.(a)	16,600	3,142,878
Avantor, Inc.(a)	600,000	8,076,000
Becton Dickinson & Co.	32,000	5,512,000
Danaher Corp.	9,300	1,837,122
IQVIA Holdings, Inc.(a)	46,000	7,249,140
Total Health Care		25,817,140

Industrials (17.80%)
American Express Co.	9,000	2,870,820
Capital One Financial Corp.	22,500	4,787,100
CH Robinson Worldwide, Inc.	60,000	5,757,000
FedEx Corp.	29,500	6,705,645
Fidelity National Information Services, Inc.	63,000	5,128,830
Fortive Corp.	77,000	4,014,010
IDEX Corp.	14,000	2,457,980
Ralliant Corp.(a)	25,666	1,244,544
Total Industrials		32,965,929

		Value
	Shares	(Note 2)
Technology (6.38%)
Clarivate PLC(a)	2,745,000	$11,803,500

Telecommunications (3.28%)
Comcast Corp., Class A	170,000	6,067,300

TOTAL COMMON STOCK
(Cost $139,235,220)		167,000,524

TOTAL INVESTMENTS (90.19%)
(Cost $139,235,220)		$167,000,524

OTHER ASSETS IN EXCESS OF LIABILITIES (9.81%)		18,163,661

NET ASSETS (100.00%)		$185,164,185

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FOUNDERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (91.55%)
Basic Materials (0.97%)
International Flavors & Fragrances, Inc.	105,000	$7,722,750

Consumer Discretionary (6.79%)
LKQ Corp.	510,804	18,904,856
Warner Bros. Discovery, Inc.(a)	3,050,000	34,953,000
Total Consumer Discretionary		53,857,856

Consumer Staples (24.09%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	355,000	24,395,600
Lamb Weston Holdings, Inc.	525,000	27,221,250
Molson Coors Beverage Co., Class B	590,000	28,373,100
Post Holdings, Inc.(a)	530,000	57,785,900
Sysco Corp.	175,000	13,254,500
US Foods Holding Corp.(a)	520,000	40,045,200
Total Consumer Staples		191,075,550

Financials (18.37%)
Affiliated Managers Group, Inc.	240,879	47,397,761
Brown & Brown, Inc.	95,000	10,532,650
LPL Financial Holdings Inc.	83,000	31,122,510
The Charles Schwab Corp.	335,000	30,565,400
Willis Towers Watson PLC	85,000	26,052,500
Total Financials		145,670,821

Health Care (14.82%)
Align Technology, Inc.(a)	72,000	13,631,760
Avantor, Inc.(a)	2,580,000	34,726,800
Becton Dickinson & Co.	90,000	15,502,500
Henry Schein, Inc.(a)	300,000	21,915,000
IQVIA Holdings, Inc.(a)	150,000	23,638,500
Medpace Holdings, Inc.(a)	26,000	8,160,360
Total Health Care		117,574,920

Industrials (13.41%)
CH Robinson Worldwide, Inc.	250,000	23,987,500
FedEx Corp.	122,000	27,731,820
Fortive Corp.	340,000	17,724,200
IDEX Corp.	65,000	11,412,050
Middleby Corp.(a)	138,733	19,977,552
Ralliant Corp.(a)	113,333	5,495,517
Total Industrials		106,328,639

Technology (9.25%)
CCC Intelligent Solutions Holdings, Inc.(a)	1,600,000	15,056,000
Clarivate PLC(a)	13,555,000	58,286,500
Total Technology		73,342,500

Utilities (3.85%)
GFL Environmental Inc.	605,000	30,528,300

TOTAL COMMON STOCK
(Cost $621,363,816)		726,101,336

TOTAL INVESTMENTS (91.55%)
(Cost $621,363,816)		$726,101,336

OTHER ASSETS IN EXCESS OF LIABILITIES (8.45%)		66,983,212

NET ASSETS (100.00%)		$793,084,548

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

Notes to Quarterly Portfolio of Investments June 30, 2025 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.